OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2022
Other Receivables Net
OTHER RECEIVABLES, NET

6. OTHER RECEIVABLES, NET

Other receivables consist of the following:

	December 31,	December 31,
	2022	2021

Deposit for business acquisitions	$12,345,111	$13,485,383
Deposit for set-up of research center	86,150	94,107
Others	4,762,413	3,062,247
Allowance for doubtful accounts	(12,489,219)	(13,665,255)
Total other receivables, net	$4,704,455	$2,976,482

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$13,665,255	$32,937
(Write-off)/ Addition	(20,554)	13,471,554
Exchange rate effect	(1,155,482)	160,764
Ending balance	$12,489,219	$13,665,255

The Company acquired Fuzhou CSFC subject to customary conditions; it signed a three party agreement that involves Fuzhou CSFC and Quanzhou Yiang Trading Co., Ltd (“Yiang”), of which Yiang is an independent third party. As of December 31, 2022, the Company paid a refundable deposit of $5,992,987 to Yiang as a guarantee, if the financial performance of Fuzhou CSFC does not meet the agreed terms.

The Company signed a non-binding letter of intent to acquire a controlling equity interest of Fuzhou Tornado Network Technology Co., Ltd (“Tornado”), subject to customary conditions. Tornado is a developer and distributor of mobile games in China with an international user base across Mainland China, South Korea, the United Arab Emirates and North America. The acquisition price is expected to be based on the valuation of the acquired entities carried out by a qualified independent third party. The Company signed a three party agreement that involves Tornado and Quanzhou Chengtai Co., Ltd (“Chengtai”), of which Chengtai is an independent third party. As of December 31, 2022 the Company paid a refundable deposit of $6,352,124 to Chengtai as a guarantee. There is no assurance that the proposed transaction will be consummated, particularly if the financial performance of Tornado does not meet the agreed terms.

In addition, the Company is aiming to establish a research center with Beijing Zhongrun Minan Intelligence Technology Co., Ltd (“Zhongrun”). The project will develop a training platform and application for kindergarten. As of December 31, 2022, the Company paid $86,150 to Zhongrun as a refundable deposit for preliminary costs.